ENVIRONMENTAL MATTERS	12 Months Ended
Dec. 31, 2019
Environmental Matters [Abstract]
DisclosureForEnvironmentRelatedExpenseExplanatory [Text Block]
NOTE 21. ENVIRONMENTAL MATTERS

Environment Management

For Arauco, sustainability means management strategy. This strategy incorporates values, commitments and standards, that together with the adoption of best practices as well as the use of the latest available technologies, seek to continuously improve the Company’s environmental management. It is the environmental department and each of its specialists that ensure these guidelines are met and are put in to practice in everyday company operations.

All Arauco’s production units have certified environmental management systems, which reinforce the Company’s commitment to environmental performance and ensure the traceability of all raw materials used.

Arauco uses several supplies in its productive processes such as wood, chemical products, and water, etc., which in turn produce liquid and gas emissions. As a way to make the Company’s environmental management more efficient, significant progress has been made to reduce consumption and emissions.

Environmental investments have been made related to the control of atmospheric emissions, process improvements, water and waste management, as well as effluent treatment, in order to improve the environmental performance of all Arauco’s business units.

These investments are reflected in the Consolidated Financial Statements as Properties, Plants and Equipment when they refer to disbursements in major works executed and are reflected in Expenses when they refer to improvements or management not directly associated with investment projects.

Detail information of disbursements related to the environment

As of December 31, 2019 and 2018 Arauco has made and / or has committed the following disbursements in major environmental projects:

12-31-2019		Disbursements undertaken 2019				Committed Disbursements
		State	Amount	Asset	Asset/expense	Amount	Estimated
Company	Name of project	of project	ThU.S.$	Expense	destination item	ThU.S.$	date
Celulosa Arauco y Constitución S.A.	Investment projects for the control and management of gas emissions from industrial process	In process	267	Assets	Property, plant and equipment	792	2020
Celulosa Arauco y Constitución S.A.	Environmental improvement studies	In process	21,927	Assets	Property, plant and equipment	53,111	2020
Celulosa Arauco y Constitución S.A.	Investment projects for the control and management of gas emissions from industrial process	Finished	375	Expense	Operating cost	-	-
Celulosa Arauco y Constitución S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	3,535	Assets	Property, plant and equipment	6,595	2020
Celulosa Arauco y Constitución S.A.	Environmental improvement studies	Finished	15,570	Expense	Operating cost	-	-
Celulosa Arauco y Constitución S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	Finished	348	Assets	Property, plant and equipment	-	-
Celulosa Arauco y Constitución S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	Finished	7,745	Expense	Operating cost	-	-
Arauco Argentina S.A.	Construction emissary	In process	40	Assets	Property, plant and equipment	697	2020
Arauco Argentina S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	1,174	Assets	Property, plant and equipment	1,816	2020
Arauco Argentina S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	987	Assets	Property, plant and equipment	343	2020
Maderas Arauco S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	208	Expense	Operating cost	-	-
Maderas Arauco S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	647	Expense	Operating cost	-	-
Maderas Arauco S.A.	Environmental improvement studies	Finished	305	Assets	Property, plant and equipment	-	-
Forestal Arauco S.A.	Environmental improvement studies	In process	626	Expense	Administration expenses	401	2020
Celulosa y Energía Punta Pereira S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	684	Assets	Property, plant and equipment	2,567	2020
Celulosa y Energía Punta Pereira S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	400	Assets	Property, plant and equipment	100	2020
Celulosa y Energía Punta Pereira S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Finished	448	Assets	Property, plant and equipment	-	-
Forestal Los Lagos S.A.	Environmental improvement studies	In process	210	Expense	Operating cost	63	2020
Arauco North America, Inc	Environmental improvement studies	In process	945	Assets	Property, plant and equipment	530	2020
		TOTAL	56,441			67,015

12-31-2018		Disbursements undertaken 2018				Committed Disbursements
		State	Amount	Asset	Asset/expense	Amount	Estimated
Company	Name of project	of project	ThU.S.$	Expense	destination item	ThU.S.$	date
Celulosa Arauco y Constitución S.A.	Investment projects for the control and management of gas emissions from industrial process	In process	6,467	Assets	Property, plant and equipment	8,271	2019
Celulosa Arauco y Constitución S.A.	Environmental improvement studies	In process	29,419	Assets	Property, plant and equipment	63,035	2019
Celulosa Arauco y Constitución S.A.	Investment projects for the control and management of gas emissions from industrial process	Finished	563	Expense	Operating cost	-	-
Celulosa Arauco y Constitución S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	21,978	Assets	Property, plant and equipment	9,233	2019
Celulosa Arauco y Constitución S.A.	Environmental improvement studies	Finished	25,684	Expense	Operating cost	-
Arauco Argentina S.A.	Construction emissary	In process	1,454	Assets	Property, plant and equipment	797	2019
Arauco Argentina S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	-	Assets	Property, plant and equipment	-	2019
Arauco Argentina S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	-	Assets	Property, plant and equipment	-	2019
Maderas Arauco S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	499	Expense	Operating cost	-	-
Maderas Arauco S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	1,471	Expense	Operating cost	-	-
Maderas Arauco S.A.	Environmental improvement studies	In process	-	Assets	Property, plant and equipment	291	2019
Forestal Arauco S.A.	Environmental improvement studies	In process	1,547	Expense	Administration expenses	1,957	2019
Celulosa y Energía Punta Pereira S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	52	Assets	Property, plant and equipment	3,266	2019
Celulosa y Energía Punta Pereira S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Finished	281	Assets	Property, plant and equipment	-	-
Forestal Los Lagos S.A.	Environmental improvement studies	In process	236	Expense	Operating cost	273	2019
Arauco North America, Inc	Environmental improvement studies	In process	969	Assets	Property, plant and equipment	882	2019
		T OTAL	90,620			88,005